Significant Concentrations	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
Significant Concentrations	Significant Concentrations
One customer represented $27,030 and $52,330 (or 16.3% and 23.5%) of revenue for the six months ended June 30, 2024 and 2023, respectively. Another customer represented $17,806 and $22,494 (or 10.7% and 10.1%) of revenue for the six months ended June 30, 2024 and 2023, respectively. All customers that represented more than 10% of revenue were part of the eLMTree operating segment. No other customers represented more than 10% of revenue for the six months ended June 30, 2024 and 2023.
Two suppliers represented $62,821 and $104,262 (or 52.1% and 63.6%) of cost of sales for the six months ended June 30, 2024 and 2023, respectively. No other suppliers represented more than 10% of cost of sales for the six months ended June 30, 2024 and 2023.
One customer represented $8,492 and $13,476 (or 12.6% and 21.1%) of accounts receivable as of June 30, 2024 and December 31, 2023, respectively. No other customers represented more than 10% of accounts receivable as of June 30, 2024 and December 31, 2023, respectively.